MINING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mining Interests
Balance	$ 1,853.4
Balance	1,928.0	$ 1,853.4
Gross carrying amount [member]
Mining Interests
Balance	2,948.9	4,351.3
Additions	309.8	214.9
Disposals	(7.0)	(5.2)
Sale of Mesquite		(557.3)
Transfers	0.0	0.0
Government Grants	(2.0)
Asset impairment		(1,054.8)
Balance	3,249.7	2,948.9
Accumulated depreciation and amortisation [member]
Mining Interests
Balance	1,095.5	1,150.9
Depreciation for the year	229.3	299.8
Disposals	(3.1)	(3.7)
Sale of Mesquite		(351.5)
Balance	1,321.7	1,095.5
Depletable [Member]
Mining Interests
Balance	545.7
Balance	619.7	545.7
Depletable [Member] | Gross carrying amount [member]
Mining Interests
Balance	1,262.7	2,353.0
Additions	87.3	70.8
Disposals	(0.2)	(0.4)
Sale of Mesquite		(323.5)
Transfers	101.3	(0.6)
Government Grants	0.0
Asset impairment		(836.6)
Balance	1,451.1	1,262.7
Depletable [Member] | Accumulated depreciation and amortisation [member]
Mining Interests
Balance	717.0	737.3
Depreciation for the year	114.4	169.1
Disposals	0.0	(0.1)
Sale of Mesquite		(189.3)
Balance	831.4	717.0
Non-depletable [Member]
Mining Interests
Balance	367.6
Balance	409.0	367.6
Non-depletable [Member] | Gross carrying amount [member]
Mining Interests
Balance	367.6	562.0
Additions	43.5	23.8
Disposals	(0.1)	0.0
Sale of Mesquite		0.0
Transfers	0.0	0.0
Government Grants	(2.0)
Asset impairment		(218.2)
Balance	409.0	367.6
Non-depletable [Member] | Accumulated depreciation and amortisation [member]
Mining Interests
Balance	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Sale of Mesquite		0.0
Balance	0.0	0.0
Plant and Equipment [Member]
Mining Interests
Balance	812.9
Balance	769.9	812.9
Plant and Equipment [Member] | Gross carrying amount [member]
Mining Interests
Balance	1,191.4	1,379.3
Additions	75.5	48.3
Disposals	(6.7)	(4.8)
Sale of Mesquite		(232.0)
Transfers	0.0	0.6
Government Grants	0.0
Asset impairment		0.0
Balance	1,260.2	1,191.4
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Mining Interests
Balance	378.5	413.6
Depreciation for the year	114.9	130.7
Disposals	(3.1)	(3.6)
Sale of Mesquite		(162.2)
Balance	490.3	378.5
Construction in Progress [Member]
Mining Interests
Balance	127.2
Balance	129.4	127.2
Construction in Progress [Member] | Gross carrying amount [member]
Mining Interests
Balance	127.2	57.0
Additions	103.5	72.0
Disposals	0.0	0.0
Sale of Mesquite		(1.8)
Transfers	(101.3)	0.0
Government Grants	0.0
Asset impairment		0.0
Balance	129.4	127.2
Construction in Progress [Member] | Accumulated depreciation and amortisation [member]
Mining Interests
Balance	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Sale of Mesquite		0.0
Balance	$ 0.0	$ 0.0